COMMITMENTS AND CONTINGENCY - Additional Information (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCY
Severance Payments	¥ 9,000,000	$ 1,200,000
Restricted cash balance	¥ 8,123		$ 1,113	¥ 848,936